SCHEDULE OF OUTSTANDING INDEBTEDNESS (Details) - JPY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.56%
Short term debt, weighted average years to maturity	[1]	5 months 1 day
Short-Term Debt		¥ 1,692,599	¥ 697,179
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.96%
Long term debt, weighted average years to maturity	[1]	8 years 10 months 20 days
Total long-term loans		¥ 21,551,158	16,287,956
Total long-term loans, Less: current portion		(7,243,022)	(1,030,850)
Total long-term loans, Non-current portion		¥ 14,308,136	15,257,106
Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.99%
Long term debt, weighted average years to maturity	[1]	9 years 3 months 18 days
Total long-term loans		¥ 20,021,516	15,718,471
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.51%
Long term debt, weighted average years to maturity	[1]	3 years 5 months 23 days
Total long-term loans		¥ 1,529,642	569,485
Fixed Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.14%
Long term debt, weighted average years to maturity	[1]	3 years 8 months 19 days
Total long-term loans		¥ 4,517,486	2,654,852
Fixed Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.49%
Long term debt, weighted average years to maturity	[1]	3 years 11 months 23 days
Total long-term loans		¥ 1,075,188	443,456
Variable Rate Loans [Member] | Secured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.95%
Long term debt, weighted average years to maturity	[1]	10 years 11 months 4 days
Total long-term loans		¥ 15,504,030	13,063,619
Variable Rate Loans [Member] | Unsecured Debt [Member]
Short-Term Debt [Line Items]
Long-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.55%
Long term debt, weighted average years to maturity	[1]	2 years 3 months 21 days
Total long-term loans		¥ 454,454	126,029
Secured Debt [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.63%
Short term debt, weighted average years to maturity	[1]	5 months 8 days
Short-Term Debt		¥ 1,585,600	635,180
Secured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.65%
Short term debt, weighted average years to maturity	[1]	5 months 1 day
Short-Term Debt		¥ 1,303,600	311,700
Secured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	2.54%
Short term debt, weighted average years to maturity	[1]	6 months 18 days
Short-Term Debt		¥ 282,000	323,480
Unsecured Debt [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.55%
Short term debt, weighted average years to maturity	[1]	1 month 28 days
Short-Term Debt		¥ 106,999	61,999
Unsecured Debt [Member] | Fixed Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	1.55%
Short term debt, weighted average years to maturity	[1]	1 month 28 days
Short-Term Debt		¥ 106,999	61,999
Unsecured Debt [Member] | Variable Rate Loans [Member]
Short-Term Debt [Line Items]
Short-Term Debt, Weighted Average Interest Rate, at Point in Time	[1]	0.00%
Short term debt, weighted average years to maturity	[1]	0 years
Short-Term Debt

[1]	Pertained to information for loans outstanding as of December 31, 2023.